Trade and other payables (Tables)	6 Months Ended
Dec. 31, 2021
Trade and other payables
Schedule of trade and other payables

	31 December	30 June	31 December
	2021	2021	2020
	£’000	£’000	£’000
Trade payables	205,528	143,400	144,792
Other payables	20,259	22,297	12,739
Accrued expenses	69,384	61,990	51,616
Social security and other taxes	14,728	32,491	24,670
	309,899	260,178	233,817
Less: non-current portion
Trade payables	101,221	66,778	59,808
Other payables	1,332	739	1,001
Non-current trade and other payables	102,553	67,517	60,809
Current trade and other payables	207,346	192,661	173,008